JD Finance reorganization (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
JD Finance reorganization
Net income/(loss) from discontinued operations, net of tax	$ 1,063	¥ 6,915	¥ (1,365,432)	¥ (1,376,180)
Net loss from discontinued operations attributable to non-controlling interests shareholders	(773)	(5,030)	(3,743)
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders	43,192	281,021	444,657
Net loss from discontinued operations attributable to ordinary shareholders	$ (41,356)	(269,076)	(1,806,346)	(1,376,180)
JD Finance | Held-for-sale
JD Finance reorganization
Net revenues		2,392,903	1,831,698	233,125
Operating expenses		(2,067,622)	(2,724,942)	(1,346,212)
Income/(Loss) from operations of discontinued operations		325,281	(893,244)	(1,113,087)
Other expenses		(316,245)	(459,079)	(262,709)
Income/(Loss) from discontinued operations before tax		9,036	(1,352,323)	(1,375,796)
Income tax expenses		(2,121)	(13,109)	(384)
Net income/(loss) from discontinued operations, net of tax		6,915	(1,365,432)	(1,376,180)
Net loss from discontinued operations attributable to non-controlling interests shareholders		(5,030)	(3,743)
Net income from discontinued operations attributable to mezzanine classified non-controlling interests shareholders		281,021	444,657
Net loss from discontinued operations attributable to ordinary shareholders		¥ (269,076)	¥ (1,806,346)	¥ (1,376,180)